Vanguard International High Dividend Yield Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund - ETF Shares	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.07%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.